Condensed Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
OPERATING REVENUES	[1]			$ 348		$ 179		$ 131
OPERATING EXPENSES
Operations and maintenance	[1]			74		44		33
Depreciation and amortization	[1],[2]			95		55		40
Transmission	[1]			2		2		2
Taxes other than income taxes and other	[1]			5		6		2
Total operating expenses	[1]			176		107		77
OPERATING INCOME	[1]			172		72		54
OTHER INCOME (DEDUCTIONS)
Interest expense	[1]			(100)		(49)		(51)
Gain on settlement of contingent consideration of project acquisition	[1]			0		5		0
Equity in earnings of equity method investees				(1)		0		0
Other - net	[1]			0		0		1
Total other deductions - net	[1]			(101)		(44)		(50)
INCOME BEFORE INCOME TAXES	[1]			71		28		4
INCOME TAX EXPENSE (BENEFIT)	[1]			18		8		(12)
NET INCOME		$ 23	[3],[4]	53	[1],[5]	20	[1],[5]	16	[1],[5]
Less net income attributable to noncontrolling interest	[1],[6]	22
NET INCOME ATTRIBUTABLE TO NEXTERA ENERGY PARTNERS, LP		$ 3	[1]	$ 53	[2]	$ 20	[2],[4]	$ 16	[2],[4]
Weighted average number of common units outstanding - basic and assuming dilution	[1]			18.7
Earnings per common unit attributable to NextEra Energy Partners, LP - basic and assuming dilution	[1]			$ 0.16

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[3]	Net income attributable to noncontrolling interest includes the pre-acquisition net income of the 2015 acquisitions. See Note 2 - Basis of Presentation.
[4]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[5]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[6]	Net income attributable to noncontrolling interest includes the pre-acquisition net income of the 2015 acquisitions. See Note 2 - Basis of Presentation.